Derivative Instruments and Hedging Activities (Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities) (Detail) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	¥ 27,260	¥ 17,828
Financial instruments, Derivative asset	6,584	6,990
Cash collateral, Derivative asset	277	312
Net amounts, Derivative asset	20,399	10,526
Gross amounts presented in the consolidated balance sheet, Derivative liability	34,450	49,135
Gross amounts presented in the consolidated balance sheet, Repurchase, securities lending and similar arrangements	310,609	62,805
Financial instruments, Repurchase, securities lending and similar arrangements	309,987	61,864
Net amounts, Repurchase, securities lending and similar arrangements	622	941
Gross amounts presented in the consolidated balance sheet, Total liabilities	345,059	111,940
Financial instruments, Total liabilities	316,631	90,391
Cash collateral, Total liabilities	18,631	8,269
Net amounts, Total liabilities	9,797	13,280
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	11,554	10,251
Financial instruments, Derivative asset	6,584	6,990
Cash collateral, Derivative asset	277	312
Net amounts, Derivative asset	4,693	2,949
Gross amounts presented in the consolidated balance sheet, Derivative liability	33,261	46,328
Financial instruments, Derivative liability	6,644	28,527
Cash collateral, Derivative liability	18,631	8,269
Net amounts, Derivative liability	7,986	9,532
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	15,706	7,577
Net amounts, Derivative asset	15,706	7,577
Gross amounts presented in the consolidated balance sheet, Derivative liability	1,189	2,807
Net amounts, Derivative liability	¥ 1,189	¥ 2,807